SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
Schedule of sources of net operating revenues before provision for doubtful accounts from continuing operations
	Years Ended December 31,
	2011	2010	2009
Medicare	$2,068	$2,050	$2,100
Medicaid	802	740	677
Managed care	5,128	4,897	4,773
Indemnity, self-pay and other	958	954	917
Acute care hospitals other revenue	105	115	118
Other operations	310	236	200
Net operating revenues before provision for doubtful accounts	$9,371	$8,992	$8,785